Revenue from Contracts with Customers (Details) - Schedule of geographical markets - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Geographical markets
Total revenue from contracts with customers	¥ 115,115	¥ 295,897	¥ 162,881
Southern China [Member]
Geographical markets
Total revenue from contracts with customers	57,777	160,354	82,481
Northern China [Member]
Geographical markets
Total revenue from contracts with customers	57,338	135,543	80,400
Revenue recognised at a point in time [Member]
Geographical markets
Total revenue from contracts with customers	83,976	218,885	119,998
Revenue recognised over time [Member]
Geographical markets
Total revenue from contracts with customers	¥ 31,139	¥ 77,012	¥ 42,883